Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations Tables [Abstract]
Summary of Business Combinations Completed

(in millions)	Date	Assets
2012
EverKey Global Partners Limited / EverKey Global Management LLC /
EverKey Global Partners (GP), LLC / EverKey Global Focus (GP), LLC – Bahamas/New York, New York	January 1	$7
Burdale Financial Holdings Limited / Certain Assets of Burdale Capital Finance, Inc. – England/Stamford, Connecticut	February 1	874
Energy Lending Business of BNP Paribas, SA – Houston, Texas	April 20	3,639
Merlin Securities, LLC / Merlin Canada LTD. / Certain Assets and Liabilities
of Merlin Group Holdings, LLC – San Francisco, California/Toronto, Ontario	August 1	281
		$4,801
2011
CP Equity, LLC – Denver, Colorado	July 1	$389
Certain assets of Foreign Currency Exchange Corp – Orlando, Florida	August 1	46
LaCrosse Holdings, LLC – Minneapolis, Minnesota	November 30	116
Other (1)	Various	37
		$588
2010
Certain assets of GMAC Commercial Finance, LLC – New York, New York	April 30	$430
Other (2)	Various	40
		$470

  Consists of seven acquisitions of insurance brokerage businesses.
  Consists of five acquisitions of insurance brokerage businesses.